Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 5,322	$ 6,336	$ 3,393
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	693	713	714
Amortization of premiums and accretion of discounts associated with investments, net	(1,141)	(611)	(167)
(Gains) losses on investments and from sales of businesses, net	(597)	202	(155)
(Gains) losses on derivatives, net	1,451	(21)	5,122
(Income) loss from equity method investments, net of dividends or distributions	481	327	99
Interest credited to policyholder account balances	5,610	6,943	8,179
Universal life and investment-type product policy fees	(9,507)	(9,946)	(9,451)
Change in fair value option and trading securities	784	(739)	(1,433)
Change in residential mortgage loans held-for-sale, net	0	0	373
Change in accrued investment income	138	207	293
Change in premiums, reinsurance and other receivables	(837)	(650)	(582)
Change in deferred policy acquisition costs and value of business acquired, net	491	1,134	(920)
Change in income tax	825	2,075	871
Change in other assets	2,752	2,573	1,767
Change in insurance-related liabilities and policy-related balances	6,366	5,847	6,897
Change in other liabilities	1,134	1,885	1,008
Other, net	164	101	123
Net cash provided by (used in) operating activities	14,129	16,376	16,131
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	146,732	118,526	117,523
Sales, maturities and repayments of equity securities	1,117	490	725
Sales, maturities and repayments of mortgage loans	12,647	14,128	12,881
Sales, maturities and repayments of real estate and real estate joint ventures	3,256	1,012	356
Sales, maturities and repayments of other limited partnership interests	1,827	823	807
Purchases of fixed maturity securities	(148,799)	(130,197)	(117,826)
Purchases of equity securities	(996)	(530)	(943)
Purchases of mortgage loans	(20,449)	(17,464)	(14,677)
Purchases of real estate and real estate joint ventures	(1,298)	(2,282)	(1,880)
Purchases of other limited partnership interests	(1,429)	(1,764)	(1,356)
Cash received in connection with freestanding derivatives	2,690	1,760	1,567
Cash paid in connection with freestanding derivatives	(4,211)	(4,003)	(6,710)
Cash received under repurchase agreements	199	0	0
Cash paid under repurchase agreements	(199)	0	0
Cash received under reverse repurchase agreements	199	0	0
Cash paid under reverse repurchase agreements	(199)	0	0
Sales of businesses, net of cash and cash equivalents disposed of $0, $323 and $14, respectively	0	436	393
Sale of bank deposits	0	0	(6,395)
Purchases of businesses, net of cash and cash equivalents acquired of $0, $0 and $20, respectively	0	0	(1,840)
Purchases of investments in insurance joint ventures	0	(277)	0
Net change in policy loans	287	(27)	(112)
Net change in short-term investments	(777)	5,167	2,955
Net change in other invested assets	(936)	(512)	(547)
Other, net	(59)	(341)	(86)
Net cash provided by (used in) investing activities	(10,398)	(15,055)	(15,165)
Cash flows from financing activities
Policyholder account balances: Deposits	92,904	89,520	79,193
Policyholder account balances: Withdrawals	(94,621)	(88,037)	(84,874)
Net change in payables for collateral under securities loaned and other transactions	1,544	5,031	(3,276)
Net change in short-term debt	0	(75)	75
Long-term debt issued	3,893	1,000	1,372
Long-term debt repaid	(1,438)	(2,862)	(1,746)
Collateral financing arrangements repaid	(57)	0	0
Cash received in connection with redeemable noncontrolling interests	0	0	774
Common stock issued, net of issuance costs	0	1,000	1,000
Treasury stock acquired in connection with share repurchases	(1,930)	(1,000)	0
Preferred stock issued, net of issuance costs	1,483	0	0
Repurchase of preferred stock	(1,460)	0	0
Preferred stock repurchase premium	(42)	0	0
Dividends on preferred stock	(116)	(122)	(122)
Dividends on common stock	(1,653)	(1,499)	(1,119)
Other, net	198	(700)	(184)
Net cash provided by (used in) financing activities	(1,295)	2,256	(8,907)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	(492)	(354)	(212)
Change in cash and cash equivalents	1,944	3,223	(8,153)
Cash and cash equivalents, beginning of year	10,808	7,585	15,738
Cash and cash equivalents, end of year	12,752	10,808	7,585
Supplemental disclosures of cash flow information:
Net cash paid for Interest	1,178	1,213	1,270
Net cash paid (received) for Income tax	1,127	748	677
Business acquisitions:
Assets acquired	0	0	2,988
Liabilities assumed	0	0	(972)
Noncontrolling interests assumed	0	0	(176)
Cash paid, excluding transaction costs of $0, $0 and $17, respectively	0	0	1,840
Fixed maturity securities received in connection with pension risk transfer transactions	903	0	0
Reduction of redeemable noncontrolling interests	0	774	0
Reduction of long-term debt	571	413	0
Reduction of real estate and real estate joint ventures	$ 688	$ 1,132	$ 0